INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 543.7	$ 437.2
Recognized in the statement of operations	(21.9)	112.2
Recognized in OCI	3.8	(5.3)
Other	(12.8)	(0.4)
Balance at the end of the period	512.8	543.7
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	7,476.6	7,258.9
Deductible temporary differences	462.3	775.7
Tax losses	430.6	$ 467.6
Canada | 2027 - 2045
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,389.5
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	117.9
Mauritania | 2026 - 2030
Non-capital losses that can be applied against future taxable profit
Unused tax losses	28.7
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	74.1
Other. | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 38.9